FINANCIAL RISK MANAGEMENT - Credit risk (Details) - Credit risk - USD ($)	Sep. 30, 2024	Dec. 31, 2023
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	$ 5,720,713	$ 9,525,937
Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	555,712	907,551
Short-term investments
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	$ 5,165,001	$ 8,618,386